JPMorgan US Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.33%	11.64%	10.97%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	13.61%	11.91%	11.25%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	13.89%	12.20%	11.53%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.07%	12.36%	11.71%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.71%	11.60%	10.69%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	9.78%	9.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.18%	12.48%	11.81%